Goodwill, Intangible Assets and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill, Intangible Assets and Acquisitions
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2021	$83,746	$46,659	$130,405
Currency translation adjustment	(6,585)	(3,669)	(10,254)
Balance as of December 31, 2022	77,161	42,990	120,151
Acquisition of Yunrui	—	48,669	48,669
Currency translation adjustment	(2,331)	(53)	(2,384)
Balance as of December 31, 2023	74,830	91,606	166,436
Currency translation adjustment	(1,894)	(2,319)	(4,213)
Balance as of December 31, 2024	$72,936	$89,287	$162,223

Summary of the Group's intangible assets arising from acquisitions

	As of December 31, 2023			As of December 31, 2024
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	$136,155	$(43,406)	$92,749	$132,762	$(56,156)	$76,606
Technology	10,596	(2,831)	7,765	10,327	(3,569)	6,758
Trademark and domain name	25,436	(5,765)	19,671	24,738	(8,063)	16,675
Others	23,898	(9,954)	13,944	23,293	(13,551)	9,742
Total	$196,085	$(61,956)	$134,129	$191,120	$(81,339)	$109,781

Schedule of estimated amortization expenses

Year Ended December 31,	(In US$ thousands)
2025	$17,520
2026	17,483
2027	17,209
2028	16,887
2029	16,314
Thereafter	24,163
Total expected amortization expense *	$109,576
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.

Yunrui
Goodwill, Intangible Assets and Acquisitions
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 1, 2023
(In US$ thousands)
Consideration	$30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Total	$81,031

Cash and short-term investments acquired	$4,864
Other assets acquired	1,483
Identifiable intangible assets acquired	31,205
Goodwill	48,669
Liabilities assumed	(5,190)
Total	$81,031